Intangible Assets and Liabilities - Narrative (Q1) (Details) - USD ($)		3 Months Ended	12 Months Ended
	Feb. 04, 2019	Mar. 31, 2020	Dec. 31, 2008
Power supply agreements
Finite-Lived Intangible Assets [Line Items]
Preliminary fair value of intangible liabilities	$ 14,200,000
Intangible liabilities, residual value		$ 0
Intangible liabilities, remaining life		7 years
LTSA
Finite-Lived Intangible Assets [Line Items]
Intangible liabilities	$ 24,100,000
Intangible liabilities, remaining life	7 years
Trade name
Finite-Lived Intangible Assets [Line Items]
Intangible assets, residual value		$ 0
Finite-lived intangible asset, useful life		20 years
Power supply agreements
Finite-Lived Intangible Assets [Line Items]
Intangible assets, residual value	$ 0	$ 0
Preliminary fair value of intangible assets	$ 98,900,000
Power supply agreements | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life		7 years
Intangible assets, remaining life	2 years
Power supply agreements | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life		19 years
Intangible assets, remaining life	8 years
Cleco Katrina/Rita
Finite-Lived Intangible Assets [Line Items]
Intangible assets, residual value		$ 0
Cleco Katrina/Rita | Cleco Katrina/Rita right to bill and collect storm recovery charges
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired			$ 177,500,000
Cleco Katrina/Rita | Cleco Katrina/Rita right to bill and collect storm recovery charges from customers, net of financing costs
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired			176,000,000.0
Cleco Katrina/Rita | Financing costs
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired			$ 1,500,000